Short-Term Bank Loans, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term bank loans	$ 11,981,502	$ 7,631,641
Less unamortized financing cost	(11,526)	(159,111)
Short-term bank loans less unamortized financing cost	$ 11,969,976	7,472,530
Tianshan Rural Commercial Bank [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 7, 2016 to January 6 , 2017
Short-term bank loans		1,439,932
Tianshan Rural Commercial Bank One [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From August 9, 2016 to August 8, 2017
Short-term bank loans	$ 1,534,914	1,439,932
Bank of Urumqi Co., Ltd [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Bank of Urumqi Co., Ltd
Fixed annual interest rate	10.00%
Short term debt, Term	From July 13, 2016 to July 13, 2017
Short-term bank loans	$ 1,536,715	1,439,932
Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Lender Name	Shanghai Pudong Development Bank
Bank name	Shanghai Pudong Development Bank
Fixed annual interest rate	7.00%
Short term debt, Term	From December 22, 2016 to December 21, 2017
Short-term bank loans	$ 3,534,444	3,311,845
Tianshan Rural Commercial Bank Two [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 4, 2017 to September 3, 2017
Short-term bank loans	$ 1,535,178
Tianshan Rural Commercial Bank Three [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 5, 2017 to September 4, 2017
Short-term bank loans	$ 766,821
Tianshan Rural Commercial Bank Four [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Changhe Financing Guarantee Co., Ltd.
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From January 11, 2017 to January 10, 2018
Short-term bank loans	$ 1,536,715
Tianshan Rural Commercial Bank Five [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From April 11, 2017 to December 10, 2017
Short-term bank loans	$ 614,686
Tianshan Rural Commercial Bank Six [Member]
Short-term Debt [Line Items]
Lender Name	Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd
Bank name	Tianshan Rural Commercial Bank
Fixed annual interest rate	10.00%
Short term debt, Term	From April 11, 2017 to April 10, 2018
Short-term bank loans	$ 922,029